Schedule of deferred revenue, by type (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total deferred revenue		₨ 387,049	₨ 357,916	₨ 675,711
Noncurrent	$ 3,649	266,920	232,069
Current	$ 1,642	120,129	125,847
Global Distribution System Provider [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total deferred revenue		381,736	351,974
Loyalty Program [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total deferred revenue		₨ 5,313	₨ 5,942